                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                                    811-8246

Exact name of registrant as specified in charter:                      Delaware Investments Global Dividend and
                                                                       Income Fund, Inc.

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 David P. O'Connor, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              August 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
AUGUST 31, 2005

                                                                                                                        MARKET
                                                                                                     NUMBER OF          VALUE
                                                                                                     SHARES             (U.S.$)
COMMON STOCK - 75.46%
Consumer Discretionary - 7.29%
DSG International                                                                                         71,000           $194,436
Esprit Holdings                                                                                           49,500            366,664
Gap                                                                                                       31,017            589,633
Honda                                                                                                      8,500            457,681
Kesa Electricals                                                                                          89,300            423,425
*Lagardere Groupe                                                                                          6,450            463,246
Limited Brands                                                                                            28,900            635,222
Mattel                                                                                                    37,500            676,125
Michelin                                                                                                   7,440            454,347
Nissan                                                                                                    38,700            407,380
Volkswagen                                                                                                 7,500            396,613
WPP Group                                                                                                 37,300            386,510
*+XM Satellite Radio Holdings Class A                                                                        400             14,100
                                                                                                                      -------------
                                                                                                                          5,465,382
                                                                                                                      -------------
Consumer Staples - 4.93%
Archer-Daniels-Midland                                                                                    32,600            733,826
B&G Foods                                                                                                    800             10,360
ConAgra Foods                                                                                             31,000            707,730
Kao                                                                                                       17,000            404,847
Kimberly-Clark                                                                                            11,000            685,520
Metro                                                                                                      8,440            430,467
Safeway                                                                                                   30,300            719,019
                                                                                                                      -------------
                                                                                                                          3,691,769
                                                                                                                      -------------
Energy - 4.08%
Chevron                                                                                                   11,800            724,520
ConocoPhillips                                                                                            11,300            745,122
Exxon Mobil                                                                                               11,500            688,850
*+Petroleum Geo-Services ADR                                                                               1,191             35,849
Total                                                                                                      3,270            862,855
                                                                                                                      -------------
                                                                                                                          3,057,196
                                                                                                                      -------------
Financials - 14.55%
Allstate                                                                                                  11,300            635,173
Aon                                                                                                       27,800            831,776
AXA                                                                                                       13,900            371,424
Chubb                                                                                                      8,000            695,680
Citic International Financial                                                                            695,000            298,650
*Dexia                                                                                                    19,800            432,742
Hartford Financial Services                                                                                8,800            642,840
HBOS                                                                                                      23,800            374,375
Huntington Bancshares                                                                                     28,400            681,316
ING Groep                                                                                                 17,300            505,041
Kookmin Bank ADR                                                                                           9,000            456,120
Mitsubishi Tokyo Financial                                                                                    48            495,435
Morgan Stanley                                                                                            13,300            676,571
Nordea Bank AB                                                                                            49,600            481,060
Royal & Sun Alliance Insurance                                                                           235,700            395,374
Royal Bank of Scotland Group                                                                              17,200            503,743
Schroders                                                                                                 12,900            203,206
Standard Chartered                                                                                        22,000            472,079
Wachovia                                                                                                  13,800            684,756
Washington Mutual                                                                                         16,800            698,544
Westpac Banking                                                                                           24,800            370,886
                                                                                                                      -------------
                                                                                                                         10,906,791
                                                                                                                      -------------
Health Care - 9.43%
Abbott Laboratories                                                                                       15,000            676,950
Baxter International                                                                                      18,000            725,939
Bristol-Myers Squibb                                                                                      27,400            670,478
Merck                                                                                                     23,000            649,290
Novartis                                                                                                   8,500            413,347
Novo Nordisk                                                                                               7,900            408,236
Pfizer                                                                                                    26,500            674,955
Sanofi-Synthelabo                                                                                          5,800            496,867
Shire Pharmaceuticals Group                                                                               38,700            486,783
Smith & Nephew                                                                                            34,800            335,520
Stada Arzneimittel                                                                                        10,500            367,376
Terumo                                                                                                    15,600            449,307
Wyeth                                                                                                     15,600            714,323
                                                                                                                      -------------
                                                                                                                          7,069,371
                                                                                                                      -------------

                                                                                                                        MARKET
                                                                                                     NUMBER OF          VALUE
                                                                                                     SHARES             (U.S.$)
Health Care REITs - 0.14%
#Medical Properties Trust 144A                                                                             9,400            103,400
                                                                                                                      -------------
                                                                                                                            103,400
                                                                                                                      -------------
Industrials - 3.39%
Air France - KLM                                                                                          15,900            260,464
Boeing                                                                                                    10,600            710,411
+British Airways                                                                                          78,400            393,007
*Compagnie de Saint-Gobain                                                                                 7,440            454,266
+Foster Wheeler                                                                                            1,828             49,181
Union Pacific                                                                                              9,900            675,873
                                                                                                                      -------------
                                                                                                                          2,543,202
                                                                                                                      -------------
Industrial REITs - 0.93%
AMB Property                                                                                              15,700            695,981
                                                                                                                      -------------
                                                                                                                            695,981
                                                                                                                      -------------
Information Technology - 5.77%
Canon                                                                                                      7,400            374,790
+CGI Group                                                                                                99,800            712,167
Fujitsu                                                                                                   67,000            401,702
Hewlett-Packard                                                                                           29,200            810,592
International Business Machines                                                                            8,400            677,208
Nokia Oyj                                                                                                 27,800            438,639
Sony                                                                                                       6,000            201,965
+Xerox                                                                                                    52,900            709,389
                                                                                                                      -------------
                                                                                                                          4,326,452
                                                                                                                      -------------
Lodging/Resort REITs - 2.01%
+Great Wolf Resorts                                                                                       19,000            218,500
+Jameson Inns                                                                                            400,000            956,000
Strategic Hotel Capital                                                                                   18,100            333,764
                                                                                                                      -------------
                                                                                                                          1,508,264
                                                                                                                      -------------
Mall REITs - 4.80%
General Growth Properties                                                                                 73,110          3,296,530
Simon Property Group                                                                                       4,000            304,280
                                                                                                                      -------------
                                                                                                                          3,600,810
                                                                                                                      -------------
Materials - 3.37%
Alcan Aluminium                                                                                           11,900            391,804
Cemex                                                                                                    121,500            578,636
Lafarge SA                                                                                                 3,850            359,354
Rio Tinto                                                                                                 14,700            521,897
Weyerhaeuser                                                                                              10,400            676,208
                                                                                                                      -------------
                                                                                                                          2,527,899
                                                                                                                      -------------
Mortgage REITs - 5.16%
*American Home Mortgage Investment                                                                        24,000            767,760
*Friedman Billings Ramsey Group Class A                                                                   22,240            260,208
+JER Investors Trust                                                                                      28,500            514,710
KKR Financial                                                                                              1,500             35,085
+#KKR Financial 144A                                                                                      24,600            575,394
*MortgageIT Holdings                                                                                      52,100            841,415
+#Peoples Choice 144A                                                                                     47,300            461,175
*Saxon Capital                                                                                            32,400            410,508
                                                                                                                      -------------
                                                                                                                          3,866,255
                                                                                                                      -------------
Multifamily REITs - 0.53%
*Education Realty Trust                                                                                   13,700            252,765
*Equity Lifestyle Properties                                                                               3,200            144,512
                                                                                                                      -------------
                                                                                                                            397,277
                                                                                                                      -------------
Office/Industrial REITs - 0.97%
*Duke Realty                                                                                              22,300            730,102
                                                                                                                      -------------
                                                                                                                            730,102
                                                                                                                      -------------
Office REITs - 1.88%
Prentiss Properties Trust                                                                                 18,208            699,916
*Reckson Associates Realty                                                                                21,400            709,410
                                                                                                                      -------------
                                                                                                                          1,409,326
                                                                                                                      -------------
Retail Strip Centers REITs - 0.24%
*Ramco-Gershenson Properties                                                                               6,300            182,826
                                                                                                                      -------------
                                                                                                                            182,826
                                                                                                                      -------------
Telecommunications - 5.03%
Deutsche Telekom                                                                                          19,800            377,705
*Fairpoint Communications                                                                                 42,000            674,940
SBC Communications                                                                                        28,700            691,097
*Telefonos de Mexico ADR                                                                                  20,800            399,360
Telus                                                                                                     13,900            512,343
Verizon Communications                                                                                    20,700            677,097
Vodafone Group                                                                                           158,800            434,875
                                                                                                                      -------------
                                                                                                                          3,767,417
                                                                                                                      -------------
Utilities - 0.96%
FPL Group                                                                                                 16,600            715,294
                                                                                                                      -------------
                                                                                                                            715,294
                                                                                                                      -------------
TOTAL COMMON STOCK (cost $49,102,324)                                                                                    56,565,014
                                                                                                                      =============

                                                                                                                        MARKET
                                                                                                     NUMBER OF          VALUE
                                                                                                     SHARES             (U.S.$)
CONVERTIBLE PREFERRED STOCK - 0.98%
Environmental Services - 0.25%
Allied Waste Industries 6.25%                                                                              4,000            188,260
                                                                                                                      -------------
                                                                                                                            188,260
                                                                                                                      -------------
Financials - 0.19%
*Chubb 7.00%                                                                                               4,000            126,720
Lehman Brothers Holdings 6.25%                                                                               750             19,500
                                                                                                                      -------------
                                                                                                                            146,220
                                                                                                                      -------------
Telecommunications - 0.54%
Lucent Technologies Capital Trust I 7.75%                                                                    400            401,200
                                                                                                                      -------------
                                                                                                                            401,200
                                                                                                                      -------------
TOTAL CONVERTIBLE PREFERRED STOCK (cost $844,750)                                                                           735,680
                                                                                                                      =============
PREFERRED STOCK - 2.96%
Leisure, Lodging & Entertainment - 0.57%
WestCoast Hospitality Capital Trust 9.50%                                                                 15,700            425,313
                                                                                                                      -------------
                                                                                                                            425,313
                                                                                                                      -------------
Lodging/Resort REITs - 1.20%
Equity Inns Series B 8.75%                                                                                10,000            268,500
LaSalle Hotel Properties 10.25%                                                                           23,500            633,324
                                                                                                                      -------------
                                                                                                                            901,824
                                                                                                                      -------------
Office REITs - 0.77%
SL Green Realty 7.625%                                                                                    22,000            572,689
                                                                                                                      -------------
                                                                                                                            572,689
                                                                                                                      -------------
Retail Strip Centers REITs - 0.42%
Ramco-Gershenson Properties 9.50%                                                                         11,500            316,538
                                                                                                                      -------------
                                                                                                                            316,538
                                                                                                                      -------------
TOTAL PREFERRED STOCK (cost $2,067,500)                                                                                   2,216,364
                                                                                                                      =============

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT 0
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.12%
#Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16                          USD       85,000             92,526
                                                                                                                      -------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $94,768)                                                                   92,526
                                                                                                                      =============

CONVERTIBLE BONDS - 2.47%
Capital Goods - Manufacturing - 0.16%
#Tyco International Group 144A 2.75% 1/15/18                                                    USD      100,000            123,375
                                                                                                                      -------------
                                                                                                                            123,375
                                                                                                                      -------------
Consumer Cyclical - 1.30%
@Dick's Sporting Goods 1.606% 2/18/24                                                           USD      140,000             96,600
Meristar Hospitality 9.50% 4/1/10                                                               USD      300,000            391,125
#Playboy Enterprises 144A 3.00% 3/15/25                                                         USD      160,000            160,400
#Regal Entertainment Group 144A 3.75% 5/15/08                                                   USD      130,000            168,350
#Saks 144A 2.00% 3/15/24                                                                        USD      125,000            154,375
                                                                                                                      -------------
                                                                                                                            970,850
                                                                                                                      -------------
Technology - 0.55%
#Mercury Interactive 144A 4.75% 7/1/07                                                          USD      275,000            278,438
#Sybase 144A 1.75% 2/22/25                                                                      USD      125,000            131,875
                                                                                                                      -------------
                                                                                                                            410,313
                                                                                                                      -------------
Transportation - 0.06%
#ExpressJet Holdings 144A 4.25% 8/1/23                                                          USD       50,000             41,875
                                                                                                                      -------------
                                                                                                                             41,875
                                                                                                                      -------------
Utilities - 0.40%
#CenterPoint Energy 144A 3.75% 5/15/23                                                          USD      200,000            256,500
*++Mirant 2.50% 6/15/21                                                                         USD       50,000             45,125
                                                                                                                      -------------
                                                                                                                            301,625
                                                                                                                      -------------
TOTAL CONVERTIBLE BONDS (cost $1,606,660)                                                                                 1,848,038
                                                                                                                      =============


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT 0
CORPORATE BONDS - 18.86%
Basic Industry - 2.47%
BCP Caylux 9.625% 6/15/14                                                                       USD        1,000              1,139
Bowater 9.50% 10/15/12                                                                          USD      100,000            110,500
Donohue Forrest Products 7.625% 5/15/07                                                         USD       50,000             51,000
Fort James 7.75% 11/15/23                                                                       USD      190,000            215,174
Georgia-Pacific 8.875% 5/15/31                                                                  USD       50,000             61,984
*#Huntsman International 144A 7.375% 1/1/15                                                     USD       85,000             86,275
MDP Acquisitions 9.625% 10/1/12                                                                 USD       75,000             77,063
#NewPage 144A 10.00% 5/1/12                                                                     USD       65,000             65,650
*Norske Skog 8.625% 6/15/11                                                                     USD      175,000            182,875
*#Novelis 144A 7.25% 2/15/15                                                                    USD       80,000             80,600
#Port Townsend Paper 144A 12.00% 4/15/11                                                        USD      100,000             80,500
Potlatch 12.50% 12/1/09                                                                         USD       95,000            117,226
Rhodia
   *8.875% 6/1/11                                                                               USD      105,000            102,900
   10.25% 6/1/10                                                                                USD       25,000             27,188
Smurfit Capital Funding 7.50% 11/20/25                                                          USD      140,000            130,200
*++Solutia 6.72% 10/15/37                                                                       USD      155,000            133,300
Stone Container 9.75% 2/1/11                                                                    USD      135,000            141,581
Tembec Industries 8.625% 6/30/09                                                                USD      150,000            121,500
*Witco 6.875% 2/1/26                                                                            USD       60,000             61,800
                                                                                                                      -------------
                                                                                                                          1,848,455
                                                                                                                      -------------
Brokerage - 0.35%
E Trade Financial 8.00% 6/15/11                                                                 USD      115,000            122,475
LaBranche & Company
   9.50% 5/15/09                                                                                USD       90,000             95,850
   11.00% 5/15/12                                                                               USD       40,000             44,400
                                                                                                                      -------------
                                                                                                                            262,725
                                                                                                                      -------------
Capital Goods - 1.44%
++Anchor Glass 11.00% 2/15/13                                                                   USD       85,000             57,375
*Armor Holdings 8.25% 8/15/13                                                                   USD      125,000            136,250
Graham Packaging 9.875% 10/15/14                                                                USD      115,000            119,600
Interface 9.50% 2/1/14                                                                          USD       95,000             97,375
Interline Brands 11.50% 5/15/11                                                                 USD      120,000            133,800
Intertape Polymer 8.50% 8/1/14                                                                  USD      105,000            105,401
@Mueller Holdings 14.75% 4/15/14                                                                USD       60,000             44,100
Park-Ohio Industries 8.375% 11/15/14                                                            USD       45,000             42,356
*Pliant 11.125% 9/1/09                                                                          USD      175,000            164,062
Radnor Holdings
   o10.349% 4/15/09                                                                             USD       50,000             48,750
   11.00% 3/15/10                                                                               USD       80,000             52,800
Trimas 9.875% 6/15/12                                                                           USD       95,000             81,700
                                                                                                                      -------------
                                                                                                                          1,083,569
                                                                                                                      -------------
Consumer Cyclical - 1.10%
Accuride 8.50% 2/1/15                                                                           USD      110,000            114,950
*Advanced Accessory Systems 10.75% 6/15/11                                                      USD       40,000             35,200
++Avado Brands 9.75% 6/1/06                                                                     USD       45,000              4,275
Brickman Group 11.75% 12/15/09                                                                  USD      125,000            142,812
*#Carrols 144A 9.00% 1/15/13                                                                    USD       30,000             31,500
Dana 5.85% 1/15/15                                                                              USD       35,000             31,300
Landry's Restaurant 7.50% 12/15/14                                                              USD       90,000             88,425
*#Metaldyne 144A 11.00% 11/1/13                                                                 USD      120,000            111,000
O'Charleys 9.00% 11/1/13                                                                        USD       50,000             54,250
#Uno Restaurant 144A 10.00% 2/15/11                                                             USD       80,000             76,800
++Venture Holdings 12.00% 6/1/09                                                                USD       95,000                143
*Visteon
   7.00% 3/10/14                                                                                USD       20,000             17,800
   8.25% 8/1/10                                                                                 USD       10,000              9,750
Warnaco 8.875% 6/15/13                                                                          USD      100,000            110,000
                                                                                                                      -------------
                                                                                                                            828,205
                                                                                                                      -------------
Consumer Non-Cyclical - 1.67%
*Biovail 7.875% 4/1/10                                                                          USD      140,000            145,775
#Commonwealth Brands 144A
   9.75% 4/15/08                                                                                USD       50,000             53,000
   10.625% 9/1/08                                                                               USD       95,000            100,700
Constellation Brands 8.125% 1/15/12                                                             USD      165,000            176,550
Cott Beverages 8.00% 12/15/11                                                                   USD      110,000            116,600
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                      USD      160,000            167,240
#Le-Natures 144A 10.00% 6/15/13                                                                 USD      115,000            124,775
National Beef Packing 10.50% 8/1/11                                                             USD      105,000            110,250
Pilgrim's Pride 9.625% 9/15/11                                                                  USD       90,000             97,875
Pinnacle Foods 8.25% 12/1/13                                                                    USD       65,000             63,050
#Warner Chilcott 144A 8.75% 2/1/15                                                              USD       95,000             94,525
                                                                                                                      -------------
                                                                                                                          1,250,340
                                                                                                                      -------------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT|_|
Energy - 1.02%
*Bluewater Finance 10.25% 2/15/12                                                               USD       55,000             59,950
#Chesapeake Energy 144A 6.50% 8/15/17                                                           USD       65,000             66,625
El Paso Natural Gas 7.625% 8/1/10                                                               USD       45,000             48,398
El Paso Production Holding 7.75% 6/1/13                                                         USD      165,000            175,312
#Hilcorp Energy I 144A 10.50% 9/1/10                                                            USD       45,000             50,175
#Inergy Finance 144A 6.875% 12/15/14                                                            USD       50,000             49,000
*Petroleum Geo-Services 10.00% 11/5/10                                                          USD      109,981            124,279
oSecunda International 11.599% 9/1/12                                                           USD       55,000             55,000
Tennessee Gas Pipeline 8.375% 6/15/32                                                           USD       70,000             84,251
Whiting Petroleum 7.25% 5/1/13                                                                  USD       50,000             50,500
                                                                                                                      -------------
                                                                                                                            763,490
                                                                                                                      -------------
Finance & Investments - 0.22%
FINOVA Group 7.50% 11/15/09                                                                     USD      165,300             69,426
#FTI Consulting 144A 7.625% 6/15/13                                                             USD       90,000             92,250
                                                                                                                      -------------
                                                                                                                            161,676
                                                                                                                      -------------
Media - 2.50%
>Adelphia Communications 8.125% 7/15/06                                                         USD      110,000             93,363
American Media Operation 10.25% 5/1/09                                                          USD       30,000             30,263
Cenveo 9.625% 3/15/12                                                                           USD       75,000             80,625
#Charter Communications 144A 5.875% 11/16/09                                                    USD       40,000             32,550
*Charter Communications Holdings 10.75% 10/1/09                                                 USD      280,000            239,399
#Charter Communications Operating 144A 8.375% 4/30/14                                           USD      100,000            101,250
CSC Holdings
   8.125% 7/15/09                                                                               USD       70,000             72,100
   *10.50% 5/15/16                                                                              USD       80,000             87,000
Dex Media West 9.875% 8/15/13                                                                   USD       10,000             11,363
Insight Midwest 10.50% 11/1/10                                                                  USD      215,000            228,437
*Lodgenet Entertainment 9.50% 6/15/13                                                           USD      125,000            137,812
*Mediacom Capital 9.50% 1/15/13                                                                 USD      135,000            138,037
Nextmedia Operating 10.75% 7/1/11                                                               USD      125,000            135,938
Rogers Cablesystems 11.00% 12/1/15                                                              USD       55,000             58,988
Sheridan Acquisition Group 10.25% 8/15/11                                                       USD       40,000             42,000
*#Sirius Satellite 144A 9.625% 8/1/13                                                           USD      110,000            108,625
Warner Music Group 7.375% 4/15/14                                                               USD      120,000            123,000
XM Satellite Radio
   *12.00% 6/15/10                                                                              USD       85,000             97,644
   14.00% 3/15/10                                                                               USD       50,000             54,000
                                                                                                                      -------------
                                                                                                                          1,872,394
                                                                                                                      -------------
Real Estate - 0.40%
#America Real Estate 144A 7.125% 2/15/13                                                        USD       90,000             90,900
BF Saul REIT 7.50% 3/1/14                                                                       USD      105,000            108,806
Tanger Properties 9.125% 2/15/08                                                                USD       90,000             97,650
                                                                                                                      -------------
                                                                                                                            297,356
                                                                                                                      -------------
Services Cyclical - 2.55%
*Adesa 7.625% 6/15/12                                                                           USD      100,000            102,250
#CCM Merger Motor 144A 8.00% 8/1/13                                                             USD       75,000             76,875
Corrections Corporation of America 7.50% 5/1/11                                                 USD      100,000            103,875
Foster Wheeler 10.359% 9/15/11                                                                  USD       80,000             88,400
Gaylord Entertainment 6.75% 11/15/14                                                            USD       65,000             63,863
#@H-Lines Finance Holding 144A 11.00% 4/1/13                                                    USD      135,000            110,869
Horizon Lines 9.00% 11/1/12                                                                     USD       50,000             54,438
Kansas City Southern Railway 9.50% 10/1/08                                                      USD      175,000            191,187
#Knowledge Learning 144A 7.75% 2/1/15                                                           USD       65,000             64,188
Mandalay Resort Group 10.25% 8/1/07                                                             USD      200,000            217,749
#MGM Mirage 144A 6.625% 7/15/15                                                                 USD       60,000             60,900
OMI 7.625% 12/1/13                                                                              USD      130,000            134,225
Penn National Gaming 8.875% 3/15/10                                                             USD       85,000             90,100
Royal Caribbean Cruises 7.25% 3/15/18                                                           USD       85,000             92,225
Seabulk International 9.50% 8/15/13                                                             USD       50,000             56,500
Stena 9.625% 12/1/12                                                                            USD      175,000            192,937
@Town Sports International 11.00% 2/1/14                                                        USD       65,000             45,094
Ultrapetrol 9.00% 11/24/14                                                                      USD       45,000             42,075
Wheeling Island Gaming 10.125% 12/15/09                                                         USD      120,000            127,650
                                                                                                                      -------------
                                                                                                                          1,915,400
                                                                                                                      -------------
Services Non-cyclical - 1.25%
Aleris International 9.00% 11/15/14                                                             USD      110,000            116,600
Allied Waste North America 9.25% 9/1/12                                                         USD      115,000            126,213
Casella Waste Systems 9.75% 2/1/13                                                              USD      145,000            156,599
Geo Subordinate 11.00% 5/15/12                                                                  USD       95,000             97,138
NDCHealth 10.50% 12/1/12                                                                        USD      130,000            150,150
US Oncology 10.75% 8/15/14                                                                      USD      131,000            148,685
Vanguard Health 9.00% 10/1/14                                                                   USD      130,000            142,025
                                                                                                                      -------------
                                                                                                                            937,410
                                                                                                                      -------------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT|_|
Technology & Electronics - 0.39%
*Magnachip Semiconductor 8.00% 12/15/14                                                         USD       65,000             61,425
Sanmina-SCI 10.375% 1/15/10                                                                     USD       65,000             72,475
*#STATS ChipPAC 144A 7.50% 7/19/10                                                              USD       75,000             76,313
#Sunguard Data 144A 10.25% 8/15/15                                                              USD       80,000             84,000
                                                                                                                      -------------
                                                                                                                            294,213
                                                                                                                      -------------
Telecommunications - 2.00%
Alaska Communications Systems 9.875% 8/15/11                                                    USD       75,000             82,500
American Cellular 10.00% 8/1/11                                                                 USD       60,000             64,200
*American Tower 7.125% 10/15/12                                                                 USD       75,000             78,938
Centennial Cellular Operating 10.125% 6/15/13                                                   USD       65,000             72,800
Cincinnati Bell
   7.00% 2/15/15                                                                                USD       20,000             19,700
   *8.375% 1/15/14                                                                              USD       55,000             55,825
@Inmarsat Finance 10.375% 11/15/12                                                              USD      175,000            144,812
iPCS 11.50% 5/1/12                                                                              USD      115,000            133,399
Iwo Escrow Company
   o7.349% 1/15/12                                                                              USD       15,000             15,825
   @10.75% 1/15/15                                                                              USD       15,000             10,613
@PanAmSat 10.375% 11/1/14                                                                       USD      195,000            135,037
Qwest 7.875% 9/1/11                                                                             USD       25,000             26,125
o#Qwest 144A 6.671% 6/15/13                                                                     USD       65,000             68,413
Qwest Service 13.50% 12/15/10                                                                   USD       95,000            109,963
*Rural Cellular
   9.625% 5/15/08                                                                               USD       50,000             50,500
   9.875% 2/1/10                                                                                USD       55,000             58,575
#Telcordia Technologies 144A 10.00% 3/15/13                                                     USD      160,000            152,799
*Time Warner Telecom 9.75% 7/15/08                                                              USD       70,000             71,400
*oUS LEC 11.89% 10/1/09                                                                         USD       45,000             46,350
US Unwired 10.00% 6/15/12                                                                       USD        5,000              5,825
#Valor Telecom Enterprises 144A 7.75% 2/15/15                                                   USD       95,000             93,813
                                                                                                                      -------------
                                                                                                                          1,497,412
                                                                                                                      -------------
Utilities - 1.50%
*Avista 9.75% 6/1/08                                                                            USD      100,000            112,281
Calpine
   *7.625% 4/15/06                                                                              USD       30,000             27,900
   10.50% 5/15/06                                                                               USD       30,000             28,050
o#Calpine 144A 9.349% 7/15/07                                                                   USD       68,600             56,938
#Dynegy Holdings 144A 10.125% 7/15/13                                                           USD      155,000            173,987
Elwood Energy 8.159% 7/5/26                                                                     USD      108,379            121,383
Midwest Generation
   8.30% 7/2/09                                                                                 USD      100,000            105,500
   8.75% 5/1/34                                                                                 USD       90,000            101,250
++Mirant Americas Generation 7.625% 5/1/06                                                      USD       80,000             94,800
NRG Energy 8.00% 12/15/13                                                                       USD       61,000             66,033
Orion Power Holdings 12.00% 5/1/10                                                              USD       70,000             85,050
PSE&G Energy Holdings 7.75% 4/16/07                                                             USD       50,000             51,625
Reliant Energy 9.50% 7/15/13                                                                    USD       35,000             39,113
#Texas Genco 144A 6.875% 12/15/14                                                               USD       60,000             62,550
=++#USGen New England 144A 7.459% 1/2/15                                                        USD       50,000                360
                                                                                                                      -------------
                                                                                                                          1,126,820
                                                                                                                      -------------
TOTAL CORPORATE BONDS (cost $14,036,422)                                                                                 14,139,465
                                                                                                                      =============
FOREIGN AGENCIES - 2.55%
Austria - 1.09%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                                     JPY   85,000,000            815,195
                                                                                                                      -------------
                                                                                                                            815,195
                                                                                                                      -------------
Germany - 0.49%
Rentenbank 1.375% 4/25/13                                                                       JPY   40,000,000            370,828
                                                                                                                      -------------
                                                                                                                            370,828
                                                                                                                      -------------
United States - 0.97%
KFW International Finance 1.75% 3/23/10                                                         JPY   76,000,000            727,028
                                                                                                                      -------------
                                                                                                                            727,028
                                                                                                                      -------------
TOTAL FOREIGN AGENCIES (cost $1,921,555)                                                                                  1,913,051
                                                                                                                      =============
REGIONAL AGENCIES - 5.38%
Australia - 2.40%
Queensland Treasury
   6.00% 7/14/09                                                                                AUD      510,000            396,580
   6.00% 6/14/11                                                                                AUD    1,418,000          1,114,925
   6.00% 8/14/13                                                                                AUD      366,000            290,847
                                                                                                                      -------------
                                                                                                                          1,802,352
                                                                                                                      -------------
Canada - 2.98%
Ontario Province
   1.875% 1/25/10                                                                               JPY   43,000,000            413,088
   4.50% 3/8/15                                                                                 CAD      614,000            538,801
   5.00% 3/8/14                                                                                 CAD      305,000            277,582
   5.375% 12/2/12                                                                               CAD      345,000            320,695
Quebec Province 5.00% 12/1/15                                                                   CAD      758,000            683,640
                                                                                                                      -------------
                                                                                                                          2,233,806
                                                                                                                      -------------
TOTAL REGIONAL AGENCIES (cost $3,994,896)                                                                                 4,036,158
                                                                                                                      =============
SOVEREIGN AGENCIES - 0.45%
Japan - 0.45%
Development Bank of Japan 1.75% 6/21/10                                                         JPY   34,000,000            325,328
Japan Finance for Municipal Enterprises 1.35% 11/26/13                                          JPY    1,000,000              9,228
                                                                                                                      -------------
                                                                                                                            334,556
                                                                                                                      -------------
TOTAL SOVEREIGN AGENCIES (cost $354,214)                                                                                    334,556
                                                                                                                      =============

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT 0
SOVEREIGN DEBT - 13.46%
Austria - 0.24%
Republic of Austria 5.25% 1/4/11                                                                EUR      129,000            179,599
                                                                                                                      -------------
                                                                                                                            179,599
                                                                                                                      -------------
Belgium - 1.19%
Kingdom of Belgium 5.75% 3/28/08                                                                EUR      667,000            892,916
                                                                                                                      -------------
                                                                                                                            892,916
                                                                                                                      -------------
France - 0.31%
France Government
   3.50% 4/25/15                                                                                EUR      181,000            230,701
   4.00% 4/25/13                                                                                EUR        1,000              1,327
                                                                                                                      -------------
                                                                                                                            232,028
                                                                                                                      -------------
Germany - 1.63%
Deutschland Republic
   4.75% 7/4/08                                                                                 EUR      448,000            589,362
   6.25% 1/4/24                                                                                 EUR      374,000            634,768
                                                                                                                      -------------
                                                                                                                          1,224,130
                                                                                                                      -------------
Italy - 0.72%
*Republic of Italy 0.65% 3/20/09                                                                JPY   59,200,000            541,883
                                                                                                                      -------------
                                                                                                                            541,883
                                                                                                                      -------------
Netherlands - 1.42%
Netherlands Government 5.75% 2/15/07                                                            EUR      819,000          1,062,324
                                                                                                                      -------------
                                                                                                                          1,062,324
                                                                                                                      -------------
Norway - 1.67%
Kingdom of Norway
   5.50% 5/15/09                                                                                NOK    5,508,000            937,621
   6.00% 5/16/11                                                                                NOK    1,764,000            316,426
                                                                                                                      -------------
                                                                                                                          1,254,047
                                                                                                                      -------------
Poland - 2.36%
Poland Government
   6.00% 5/24/09                                                                                PLZ    3,170,000          1,020,069
   6.25% 10/24/15                                                                               PLZ    2,168,000            747,644
                                                                                                                      -------------
                                                                                                                          1,767,713
                                                                                                                      -------------
Spain - 0.49%
Spain Government 5.50% 7/30/17                                                                  EUR      244,000            367,636
                                                                                                                      -------------
                                                                                                                            367,636
                                                                                                                      -------------
Sweden - 2.34%
Sweden Government
   4.00% 12/1/09                                                                                SEK    9,875,000          1,386,083
   4.50% 8/12/15                                                                                SEK    1,860,000            277,961
   5.00% 12/1/20                                                                                SEK      560,000             91,216
                                                                                                                      -------------
                                                                                                                          1,755,260
                                                                                                                      -------------
United Kingdom - 1.09%
U.K. Treasury
   4.75% 6/7/10                                                                                 GBP       97,000            179,977
   4.75% 9/7/15                                                                                 GBP      240,500            454,589
   8.00% 6/7/21                                                                                 GBP       70,500            182,337
                                                                                                                      -------------
                                                                                                                            816,903
                                                                                                                      -------------
TOTAL SOVEREIGN DEBT (cost $10,049,496)                                                                                  10,094,439
                                                                                                                      =============
SUPRANATIONAL BANKS - 2.21%
European Investment Bank
   4.00% 10/15/37                                                                               EUR      435,000            562,710
   4.375% 7/8/15                                                                                GBP      250,000            449,626
   5.375% 6/7/21                                                                                GBP       91,000            181,160
Inter-American Development Bank 1.90% 7/8/09                                                    JPY   48,000,000            460,450
                                                                                                                      -------------
TOTAL SUPRANATIONAL BANKS (cost $1,637,429)                                                                               1,653,946
                                                                                                                      =============
U.S. TREASURY OBLIGATIONS - 5.34%
*^U.S. Treasury Bill 3.236% 9/1/05                                                              USD    4,000,000          4,000,000
                                                                                                                      -------------
TOTAL U.S. TREASURY OBLIGATIONS (cost $4,000,000)                                                                         4,000,000
                                                                                                                      =============
                                                                                                     NUMBER OF
                                                                                                     SHARES
WARRANTS - 0.00%
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                130                  0
                                                                                                                      -------------
TOTAL WARRANTS (cost $11,059)                                                                                                     0
                                                                                                                      =============
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT 0

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 130.24%
   (cost $89,721,073)                                                                                                    97,629,237
                                                                                                                      =============

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT 0
SECURITIES LENDING COLLATERAL** - 13.85%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                    USD       216,839           216,871
Australia New Zealand 3.60% 10/2/06                                                             USD       293,049           292,989
Bank of New York
   3.54% 10/28/05                                                                               USD       146,504           146,497
   3.54% 4/4/06                                                                                 USD       234,412           234,391
Bank of the West 3.49% 3/2/06                                                                   USD       292,997           292,989
Barclays London
   3.55% 9/16/05                                                                                USD       292,987           292,989
   3.81% 11/28/05                                                                               USD       146,498           146,495
Bayerische Landesbank 3.66% 8/25/06                                                             USD       292,910           292,989
Bear Stearns
   3.60% 1/17/06                                                                                USD        58,610            58,618
   3.62% 2/28/06                                                                                USD       322,288           322,288
Beta Finance 3.58% 4/18/06                                                                      USD       292,979           292,967
Calyon
   3.69% 11/3/05                                                                                USD       216,822           216,812
   3.77% 12/30/05                                                                               USD       206,061           205,824
CDC Financial Products 3.66% 9/30/05                                                            USD       380,886           380,886
Citigroup Global Markets
   3.60% 9/1/05                                                                                 USD     1,442,649         1,442,649
   3.63% 9/7/05                                                                                 USD       380,886           380,886
Commonwealth Bank Australia 3.61% 10/2/06                                                       USD       293,023           292,989
Credit Swiss First Boston New York
   3.49% 12/29/05                                                                               USD        61,530            61,530
   3.56% 4/18/06                                                                                USD       316,460           316,428
Deutsche Bank London
   3.55% 9/20/05                                                                                USD       322,446           322,444
   3.76% 12/27/05                                                                               USD        87,926            87,908
Goldman Sachs 3.70% 8/31/06                                                                     USD       322,288           322,288
Lehman Holdings 3.64% 12/23/05                                                                  USD       293,027           293,165
Marshall & Ilsley Bank 3.44% 12/29/05                                                           USD       293,060           292,998
Merrill Lynch Mortgage Capital 3.66% 9/12/05                                                    USD       380,886           380,886
National City Bank 3.56% 1/23/06                                                                USD       334,018           334,020
Nordea Bank Norge ASA 3.55% 10/2/06                                                             USD       293,016           292,989
Pfizer 3.52% 10/2/06                                                                            USD       281,272           281,270
Proctor & Gamble 3.34 % 10/2/06                                                                 USD       292,989           292,989
Royal Bank of Canada 3.78% 11/18/05                                                             USD       292,992           292,989
Royal Bank of Scotland 3.58% 10/2/06                                                            USD       293,004           292,989
Sigma Finance
   3.48% 9/30/05                                                                                USD       275,388           275,399
   3.55% 9/15/05                                                                                USD        58,600            58,598
   3.58% 3/16/06                                                                                USD        88,049            88,059
Washington Mutual Bank 3.49% 9/19/05                                                            USD       292,994           292,989
Wells Fargo 3.56% 10/2/06                                                                       USD       292,916           292,989
                                                                                                                      -------------
TOTAL SECURITIES LENDING COLLATERAL** (cost $10,383,056)                                                                 10,383,056
                                                                                                                      =============
TOTAL MARKET VALUE OF SECURITIES -- 144.09%
  (cost $100,104,129)                                                                                                   108,012,293~
OBLIGATION TO RETURN SECURITIES LENDING - (13.85%)                                                                      (10,383,056)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.44%**                                                       328,778
                                                                                                                      -------------
BORROWING UNDER LINE OF CREDIT - (30.68%)                                                                               (23,000,000)
                                                                                                                      -------------
NET ASSETS APPLICABLE TO 5,463,746 SHARES OUTSTANDING - 100.00%                                                       $  74,958,015
                                                                                                                      =============


#Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 6 in "Notes."
^U.S. Treasury bills are traded on a discount basis. The interest rate shown is the yield at the time of purchase.
*Fully or partially on loan.
**See Note 5 in "Notes."
~Includes $10,295,507 of securities loaned.
oVariable rate securities. The interest rate shown is the rate as of August 31,
 2005.
+Non-income producing security for the period ended August 31, 2005. ++Non-income producing security. Security is currently in default.
@Step Coupon Bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
>Security is currently in default. The issue has missed the maturity date.
 Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
=Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At August 31, 2005, one security was fair valued which represented 0.00% of the Fund's net assets.
0Principal amount shown is stated in the currency in which each foreign bond is denominated.

  AUD - Australian Dollar
  CAD - Canadian Dollar
  EUR - European Monetary Unit
  GBP - British Pound Sterling
  JPY - Japanese Yen
  NOK - Norwegian Kroner
  PLZ - Polish Zloty
  SEK - Swedish Kroner
  USD - U.S. Dollar

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

The following foreign currency exchange contracts were outstanding at August 31, 2005:

FOREIGN EXCHANGE CONTRACTS(1)


UNREALIZED
                                                                                                          APPRECIATION
CONTRACTS TO DELIVER                           IN EXCHANGE FOR                        SETTLEMENT DATE    (DEPRECIATION)
--------------------                           ---------------                        ---------------    --------------
(1,086,300) Canadian Dollars           98,853,300 Japanese Yen                           11/25/05          $(16,062)
                                                                                                           --------
                                                                                                           $(16,062)
                                                                                                           ========

(1)See Note 4 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware Investments Global Dividend and Income Fund, Inc. (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. If on a particular day a security does not trade, then the mean between the bid and the asked prices will normally be used. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

DISTRIBUTIONS - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and, if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Premiums and discounts on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. INVESTMENTS
At August 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:


Cost of Investments                      $100,169,870
                                         ------------
Aggregate unrealized appreciation        $  9,765,951
Aggregate unrealized depreciation          (1,923,528)
                                         ------------
Net unrealized appreciation              $  7,842,423
                                         ============

For federal income tax purposes, at November 30, 2004, capital loss carryforwards of $2,397,689 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,675,876 expires in 2010 and $721,813 expires in 2011.

3. LINE OF CREDIT
The Fund has entered into a Line of Credit Agreement with J.P. Morgan Chase for $23,000,000 that expires on October 17, 2005. At August 31, 2005, the par value of loans outstanding was $23,000,000 at a variable interest rate of 4.11%. During the period ended August 31, 2005, the average daily balance of loans outstanding was $24,591,241 at a weighted average interest rate of approximately 3.36%. The maximum amount of loans outstanding at any time during the period was $25,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.15% per annum on the unused balance. There were no charges for the period ended August 31, 2005. The loan is collateralized by the Fund's portfolio.

4. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross-currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross-currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts (and forward foreign cross-currency exchange contracts) limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

5. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2005, the market value of securities on loan was $10,295,507, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

6. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At August 31, 2005, Rule 144A securities represented approximately 6.84% of total assets and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Directors has delegated to the investment advisor the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

   1. I have reviewed this report on Form N-Q of Delaware Investments Global Dividend and Income Fund, Inc.;

   2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

   3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

   4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

   5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 28, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

   1. I have reviewed this report on Form N-Q of Delaware Investments Global Dividend and Income Fund, Inc.;

   2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

   3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

   4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

   5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    October 28, 2005

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 28, 2005



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    October 28, 2005